Operating Segments	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Operating Segments

Note 24: Operating Segments
We have three reportable operating segments: Community Banking; Wholesale Banking; and Wealth, Brokerage and Retirement. The results for these reportable operating segments are based on our management accounting process, for which there is no comprehensive, authoritative guidance equivalent to GAAP for financial accounting. The management accounting process measures the performance of the operating segments based on our management structure and is not necessarily comparable with similar information for other financial services companies. We define our operating segments by product type and customer segment. If the management structure and/or the allocation process changes, allocations, transfers and assignments may change.

Community Banking offers a complete line of diversified financial products and services to consumers and small businesses with annual sales generally up to $20 million in which the owner generally is the financial decision maker. Community Banking also offers investment management and other services to retail customers and securities brokerage through affiliates. These products and services include the Wells Fargo Advantage FundsSM, a family of mutual funds. Loan products include lines of credit, auto floor plan lines, equity lines and loans, equipment and transportation loans, education loans, origination and purchase of residential mortgage loans and servicing of mortgage loans and credit cards. Other credit products and financial services available to small businesses and their owners include equipment leases, real estate and other commercial financing, Small Business Administration financing, venture capital financing, cash management, payroll services, retirement plans, Health Savings Accounts, credit cards, and merchant payment processing. Community Banking also offers private label financing solutions for retail merchants across the United States and purchases retail installment contracts from auto dealers in the United States and Puerto Rico. Consumer and business deposit products include checking accounts, savings deposits, market rate accounts, Individual Retirement Accounts, time deposits, global remittance and debit cards.
Community Banking serves customers through a complete range of channels, including traditional banking stores, in-store banking centers, business centers, ATMs, Online and Mobile Banking, and Wells Fargo Customer Connection, a 24-hours a day, seven days a week telephone service.
The Community Banking segment also includes the results of our Corporate Treasury activities net of allocations in support of other segments and results of investments in our affiliated venture capital partnerships.

Wholesale Banking provides financial solutions to businesses across the United States with annual sales generally in excess of $20 million and to financial institutions globally. Wholesale Banking provides a complete line of commercial, corporate, capital markets, cash management and real estate banking products and services. These include traditional commercial loans and lines of credit, letters of credit, asset-based lending, equipment leasing, international trade facilities, trade financing, collection services, foreign exchange services, treasury management, investment management, institutional fixed-income sales, interest rate, commodity and equity risk management, online/electronic products such as the Commercial Electronic Office® (CEO®) portal, insurance, corporate trust fiduciary and agency services, and investment banking services. Wholesale Banking manages customer investments through institutional separate accounts and mutual funds, including the Wells Fargo Advantage Funds and Wells Capital Management. Wholesale Banking also supports the CRE market with products and services such as construction loans for commercial and residential development, land acquisition and development loans, secured and unsecured lines of credit, interim financing arrangements for completed structures, rehabilitation loans, affordable housing loans and letters of credit, permanent loans for securitization, CRE loan servicing and real estate and mortgage brokerage services.

Wealth, Brokerage and Retirement provides a full range of financial advisory services to clients using a planning approach to meet each client's financial needs. Wealth Management provides affluent and high net worth clients with a complete range of wealth management solutions, including financial planning, private banking, credit, investment management and fiduciary services. Abbot Downing, a Wells Fargo business, provides comprehensive wealth management services to ultra-high net worth families and individuals as well as endowments and foundations. Brokerage serves customers' advisory, brokerage and financial needs as part of one of the largest full-service brokerage firms in the United States. Retirement is a national leader in providing institutional retirement and trust services (including 401(k) and pension plan record keeping) for businesses and reinsurance services for the life insurance industry.

Other includes items not assigned to a specific business segment and elimination of certain items that are included in more than one business segment, substantially all of which represents products and services for wealth management customers provided in Community Banking stores.

(income/expense in millions, average balances in billions)	Community Banking	Wholesale Banking	Wealth, Brokerage and Retirement	Other (1)	Consolidated Company
2014
Net interest income (2)	$29,709	$11,955	$3,179	$(1,316)	$43,527
Provision (reversal of provision) for credit losses	1,681	(266)	(50)	30	1,395
Noninterest income	21,153	11,527	11,039	(2,899)	40,820
Noninterest expense	28,126	12,975	10,907	(2,971)	49,037
Income (loss) before income tax expense (benefit)	21,055	10,773	3,361	(1,274)	33,915
Income tax expense (benefit)	6,350	3,165	1,276	(484)	10,307
Net income (loss) before noncontrolling interests	14,705	7,608	2,085	(790)	23,608
Less: Net income from noncontrolling interests	525	24	2	—	551
Net income (loss) (3)	$14,180	$7,584	$2,083	$(790)	$23,057
2013
Net interest income (2)	$28,839	$12,298	$2,888	$(1,225)	$42,800
Provision (reversal of provision) for credit losses	2,755	(445)	(16)	15	2,309
Noninterest income	21,500	11,766	10,315	(2,601)	40,980
Noninterest expense	28,723	12,378	10,455	(2,714)	48,842
Income (loss) before income tax expense (benefit)	18,861	12,131	2,764	(1,127)	32,629
Income tax expense (benefit)	5,799	3,984	1,050	(428)	10,405
Net income (loss) before noncontrolling interests	13,062	8,147	1,714	(699)	22,224
Less: Net income from noncontrolling interests	330	14	2	—	346
Net income (loss) (3)	$12,732	$8,133	$1,712	$(699)	$21,878
2012
Net interest income (2)	$29,045	$12,648	$2,768	$(1,231)	$43,230
Provision (reversal of provision) for credit losses	6,835	286	125	(29)	7,217
Noninterest income	24,360	11,444	9,392	(2,340)	42,856
Noninterest expense	30,840	12,082	9,893	(2,417)	50,398
Income (loss) before income tax expense (benefit)	15,730	11,724	2,142	(1,125)	28,471
Income tax expense (benefit)	4,774	3,943	814	(428)	9,103
Net income (loss) before noncontrolling interests	10,956	7,781	1,328	(697)	19,368
Less: Net income from noncontrolling interests	464	7	—	—	471
Net income (loss) (3)	$10,492	$7,774	$1,328	$(697)	$18,897
2014
Average loans	$503.2	313.4	52.1	(34.3)	834.4
Average assets	934.2	544.2	189.8	(74.9)	1,593.3
Average core deposits	642.3	274.0	154.9	(67.6)	1,003.6
2013
Average loans	499.3	287.7	46.1	(30.4)	802.7
Average assets	835.4	500.0	180.9	(70.3)	1,446.0
Average core deposits	620.1	237.2	150.1	(65.3)	942.1

(1)
Includes corporate items not specific to a business segment and the elimination of certain items that are included in more than one business segment, substantially all of which represents products and services for wealth management customers provided in Community Banking stores.

(2)
Net interest income is the difference between interest earned on assets and the cost of liabilities to fund those assets. Interest earned includes actual interest earned on segment assets and, if the segment has excess liabilities, interest credits for providing funding to other segments. The cost of liabilities includes interest expense on segment liabilities and, if the segment does not have enough liabilities to fund its assets, a funding charge based on the cost of excess liabilities from another segment.

(3)	Represents segment net income (loss) for Community Banking; Wholesale Banking; and Wealth, Brokerage and Retirement segments and Wells Fargo net income for the consolidated company.